SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT
14.	SHARE-BASED PAYMENT

2022 Equity Incentive Plan

Effective May 14, 2022, the Company adopted an equity incentive plan (the “Equity Incentive Plan”). The Equity Incentive Plan has two components as follows: (i) a rolling stock option plan for the grant of stock options for an amount up to 10% of the number of issued and outstanding common shares, and (ii) a fixed plan for the grant of performance equity securities including Deferred Share Units (“DSUs”), Restricted Share Units (“RSUs”), and Performance Share Units (“PSUs”) (“DSUs” and, collectively with the RSUs and PSUs, the “Performance-Based Awards”).

Pursuant to the Equity Incentive Plan, the Company is authorized to grant stock options to executive officers, directors, employees, and consultants. The Board shall determine any vesting terms applicable to the grants.

Pursuant to the Equity Incentive Plan, the Company is authorized to grant Performance-Based Awards to executive officers, directors, employees, and consultants with the maximum aggregate number of common shares that may be issuable for Performance Based Awards not to exceed 21,061,438 (2024 - 16,991,819) common shares. The Board shall determine any vesting terms applicable to the grants.

During the year ended December 31, 2025, the Company issued 3,250,000 (2024 – 3,500,000) stock options and to consultants, employees and directors of the Company.

The stock options were valued using Black-Scholes valuation model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Fair value of common shares at grant	$0.92	$0.27
Exercise price	$0.94	$0.27
Expected life	5 years	5 years
Volatility	92%	107%
Dividend rate	0%	0%
Risk free rate	2.79%	3.10%
Fair value of stock option	$0.65	$0.21

14.	SHARE-BASED PAYMENT – (continued)

2022 Equity Incentive Plan – (continued)

Volatility was determined based on the historical trading prices of the Company.

The following is a summary of changes in stock options:

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance at December 31, 2023	7,475,000	0.26
Issued options	3,500,000	0.27
Cancelled options	(575,000)	0.25
Balance at December 31, 2024	10,400,000	0.27
Issued options	3,250,000	0.94
Exercised options	(2,952,500)	0.27
Cancelled/Expired options	(500,000)	0.32
Balance at December 31, 2025	10,197,500	0.48

The weighted average remaining life of the stock options is 3.35 years (2024 – 3.07 years). During the year ended December 31, 2025, $2,105,343 (December 31, 2024 - $746,467) related to stock options was recognized in share-based compensation.

As at December 31, 2025, the following stock options were outstanding and exercisable:

			Weighted
			Average
Number	Number	Exercise	Contractual
Outstanding	Exercisable	Price	Life (Years)	Expiry Date
75,000	75,000	$0.30	0.02	January 8, 2026*
150,000	150,000	$0.22	0.76	October 5, 2026
1,822,500	1,822,500	$0.16	1.76	October 5, 2027
100,000	100,000	$0.30	2.34	May 2, 2028
1,850,000	1,850,000	$0.36	2.57	July 26, 2028
100,000	100,000	$0.30	2.59	August 3, 2028
2,350,000	2,350,000	$0.27	3.30	April 18, 2029
500,000	500,000	$0.30	3.97	December 18, 2029
400,000	400,000	$0.50	4.50	July 1, 2030
2,850,000	2,850,000	$1.00	4.93	December 3, 2030
10,197,500	10,197,500

* Subsequent to the year-end, 75,000 stock options were exercised (note 20).

Restricted Shares Unit

On December 18, 2024, the Company issued 1,000,000 Restricted Share Units (“RSUs”) with a fair value of $0.30 per RSU and a vesting date of December 18, 2025. On December 31, 2025, common shares were issued to settle the RSUs vested. On December 3, 2025, the Company issued 1,015,000 RSUs with a fair value of $0.97 per RSU and a vesting date of January 1, 2027. During the year ended December 31, 2025, $359,283 (December 31, 2024 - $10,317) related to RSUs was recognized in share-based compensation.